Income taxes and deferred taxes - Additional information (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income taxes [Line items]
Increase in current tax expense and current tax liability due to new tax regulations	€ 2,400,000	€ 2,500,000
Increase in deferred tax assets and deferred tax income due to new tax regulations	2,400,000	€ 2,200,000
Current tax liability	5,391,000		€ 2,808,000
Liability for uncertain tax positions	2,800,000
Current tax expense	€ 77,000